Shareholder’s equity	12 Months Ended
Dec. 31, 2023
Shareholder’s equity [Abstract]
Shareholder’s equity
Note 25. Shareholder’s equity
Note 25.1. Authorized and issued shares
The authorized shareholder’s equity is represented by 800,000,000 (2022: 800,000,000, 2021: 800,000,000) Ordinary Shares with a par value of one cent each, of which 112,824,183 (2022: 112,824,184, 2021: 112,824,184) are issued and outstanding as of December 31, 2023. Ordinary Shares grant one vote per share and one right to dividends. Also, 4,000,000 Redeemable A Shares are issued and held in treasury by the Group and 4,500,000 Redeemable B Shares are issued and held in treasury by the Group.
Reconciliation of share capital and share premium related to the reverse reorganization:

Ordinary authorized and issued shares	Number of shares	Share capital amount	Share premium
As of January 1, 2021 pre-restructuring	2,001,071	2,001	54,412
Termination of put option agreements (a)	903,075	903	297,796
Subtotal	2,904,146	2,904	352,208
Capital restructuring of Crynssen (1:33.4448 exchange ratio) (b)	94,224,544	(1,933)	1,933
Subtotal - restructured	97,128,690	971	354,141
Acquisition of Union Acquisition Corp. II (c)	20,195,494	202	174,738
Escrowed shares (d)	(11,714,612)	(117)	(106,247)
Redemption of redeemable shares (e)	(4,500,000)	(45)	(44,955)
As of December 31, 2021	101,109,572	1,011	377,677

As of December 31, 2022	101,109,572	1,011	377,677
Treasury shares acquired (f)			(2,184)
As of December 31, 2023	101,109,572	1,011	375,493
a.On the effectiveness of the Transaction, September 29, 2021, the put option agreements were terminated in exchange for new equity instruments in Procaps Group SA.
b.On completion of the Transaction, each of the OpCo Shareholders, contributed its respective OpCo Ordinary Shares to Holdco in exchange for Holdco Ordinary Shares, and, in the case of IFC for Holdco Ordinary Shares and 4,500,000 Holdco Redeemable B Shares, subscribed for by each OpCo Shareholder. The OpCo Shareholders were issued 97,128,690 new shares in the Group (92,628,689 Holdco Ordinary Shares and 4,500,000 Holdco Redeemable B Shares) in exchange of the 2,904,146 outstanding OpCO Ordinary Shares. The resultant share exchange ratio being 33.4448.
c.SPAC Ordinary Shares outstanding (including those held by the PIPE Investors and Union Group International Holdings Limited and Union Acquisition Associates II, LLC (the “SPAC Sponsors”) were exchanged with Holdco for Holdco Ordinary Shares pursuant to a share capital increase of HoldCo.
New Shares were issued for an aggregate subscription price of $201,955, corresponding to a total aggregate amount of $202 to be allocated to the share capital of the Group.
Aggregate subscription price is as follows:

	Number of shares	Aggregate value
Public shares	5,895,494	58,955
Founder shares	4,300,000	43,000
PIPE Shares	10,000,000	100,000
	20,195,494	201,955
Cost-basis of the exchange reflects:

Share premium
SPAC net assets	131,086
Transactions costs	(30,063)
IFRS 2 Share-based payment expense	73,917
Share Capital issued	(202)
174,738
d.1,250,000 Holdco Ordinary Shares issued to the SPAC Sponsors and 10,464,612 Holdco Ordinary Shares issued to certain Opco Shareholders in connection with the Transaction are subject to an escrow arrangement that is applicable to both SPAC Sponsors and to such OpCo Shareholders. On September 29, 2021, considering that the condition to deliver a fixed number of shares for a consideration that is settled in One’s own equity instruments is not met for the 11,714,612 Holdco Ordinary Shares issued to the SPAC Sponsors and certain Opco Shareholders, the escrow shares were classified as a financial liability with changes in fair value through profit or loss for the amount of $106,364.
e.Immediately following the Exchange, the Group redeemed 4,500,000 Holdco Redeemable B from IFC for a total purchase price of $45,000 in accordance with that certain share redemption agreement entered into by and between the Group and IFC on March 31, 2021, and subsequently amended on September 29, 2021.
f.Treasury shares – Comprises the cost of the Company's shares held by the Group.
Refer to Note 28.1. Reverse reorganization for further information related to the Transaction.
Note 25.2. Reserves

	As of December 31
	2023	2022
Legal[1]	$4,898	$4,892
Working Capital[2]	42,209	40,851
General[3]	3,131	—
	$50,238	$45,743

	2023	2022
Balance as of January 1	$45,743	$42,749
Increase in working capital reserves	1,358	2,994
Increase in legal reserves	6	—
Increase in general reserves	3,131	—
Balance as of December 31	$50,238	$45,743
[1]Legal Reserves – Includes the appropriate values from net income to comply with legal provisions related to asset protection according to applicable jurisdictions with cumulative earnings.
[2]Reserves for working capital – These are eventually used to transfer earnings from the retained earnings for appropriation purposes.
[3]General reserves – These are eventually used to transfer earnings from the retained earnings for fulfilling various business needs, like enhancing the working capital, distributing dividends to the shareholders, meeting various kinds of other contingencies, etc.

[1] Legal Reserve - Includes the appropriate values from net income to comply with legal provisions related to asset protection according to applicable jurisdictions with cumulative earnings.

[2] Reserves for working capital – These are eventually used to transfer earnings from the retained earnings for appropriation purposes.